UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

7.31.2011

Ticker | JHS

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Corporate Bonds 78.31% (53.26% of Total Investments)				$137,318,236

(Cost $128,741,165)

Consumer Discretionary 10.35%				18,140,186

Auto Components 0.70%
Allison Transmission, Inc. (S)	7.125	05/15/19	$380,000	372,400
Exide Technologies (S)(Z)	8.625	02/01/18	280,000	285,600
Hyva Global BV (S)	8.625	03/24/16	340,000	346,800
Visteon Corp. (S)	6.750	04/15/19	220,000	215,600

Automobiles 0.64%
Hyundai Capital Services, Inc. (S)(Z)	6.000	05/05/15	430,000	476,810
Hyundai Capital Services, Inc. (S)(Z)	4.375	07/27/16	310,000	324,209
Kia Motors Corp. (S)	3.625	06/14/16	315,000	319,982

Consumer Finance 0.61%
Nissan Motor Acceptance Corp. (S)(Z)	4.500	01/30/15	1,000,000	1,066,473

Food Products 0.15%
Simmons Foods, Inc. (S)	10.500	11/01/17	250,000	263,125

Hotels, Restaurants & Leisure 2.89%
CCM Merger, Inc. (S)	8.000	08/01/13	485,000	482,575
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19	275,000	272,938
Greektown Superholdings, Inc.	13.000	07/01/15	1,713,000	1,916,419
Jacobs Entertainment, Inc. (Z)	9.750	06/15/14	600,000	609,000
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20	319,000	281,518
MTR Gaming Group, Inc.	12.625	07/15/14	185,000	193,788
Palace Entertainment Holdings LLC/Palace Entertainment
Holdings Corp. (S)	8.875	04/15/17	235,000	239,406
Seminole Indian Tribe of Florida (S)	7.750	10/01/17	325,000	334,750
Seminole Indian Tribe of Florida (S)(Z)	6.535	10/01/20	650,000	626,529
Waterford Gaming LLC (S)(Z)	8.625	09/15/14	239,604	108,361

Household Durables 0.05%
American Standard Americas (S)	10.750	01/15/16	85,000	81,547

Internet & Catalog Retail 0.30%
Expedia, Inc. (Z)	5.950	08/15/20	530,000	530,059

Media 3.88%
AMC Entertainment, Inc.	8.750	06/01/19	140,000	148,750
CBS Corp.	7.875	07/30/30	595,000	725,979
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125	04/30/20	145,000	159,138
Cinemark USA, Inc. (S)	7.375	06/15/21	195,000	195,000
Clear Channel Worldwide Holdings, Inc. (Z)	9.250	12/15/17	410,000	445,875
DIRECTV Holdings LLC/DIRECTV Financing Company, Inc.	6.350	03/15/40	220,000	239,454
Grupo Televisa SA	6.625	01/15/40	310,000	340,430
News America, Inc. (Z)	7.750	01/20/24	1,020,000	1,230,403
News America, Inc. (Z)	7.600	10/11/15	1,000,000	1,155,434
News America, Inc.	6.400	12/15/35	150,000	152,820
News America, Inc.	6.150	03/01/37	165,000	165,456
News America, Inc. (S)	6.150	02/15/41	275,000	273,952
Nexstar Broadcasting, Inc. (Z)	7.000	01/15/14	84,000	83,790
Nexstar Broadcasting, Inc., PIK	7.000	01/15/14	255,998	255,358
Regal Cinemas Corp.	8.625	07/15/19	115,000	123,625
Regal Entertainment Group	9.125	08/15/18	100,000	105,500
Time Warner Cable, Inc. (Z)	6.750	07/01/18	605,000	720,743

1

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Consumer Discretionary (continued)

United Business Media, Ltd. (S)	5.750	11/03/20	$275,000	$280,326

Multiline Retail 0.09%
Sears Holdings Corp. (S)	6.625	10/15/18	175,000	159,688

Specialty Retail 0.42%
Empire Today LLC/Empire Today Finance Corp. (S)	11.375	02/01/17	165,000	166,238
Hillman Group, Inc.	10.875	06/01/18	210,000	228,375
Hillman Group, Inc. (S)	10.875	06/01/18	95,000	103,313
Limited Brands, Inc.	6.625	04/01/21	230,000	238,050

Textiles, Apparel & Luxury Goods 0.62%
Burlington Coat Factory Warehouse Corp. (S)(Z)	10.000	02/15/19	590,000	591,475
Levi Strauss & Company (Z)	7.625	05/15/20	500,000	503,125

Consumer Staples 2.87%				5,032,287

Food & Staples Retailing 0.68%
CVS Caremark Corp. (6.302% to 6-1-12, then 3 month
LIBOR + 2.065%) (Z)	6.302	06/01/37	1,230,000	1,199,250

Food Products 1.16%
Bunge Ltd. Finance Corp. (Z)	8.500	06/15/19	364,000	452,482
Bunge Ltd. Finance Corp.	4.100	03/15/16	205,000	217,832
Corp. Pesquera Inca SAC (S)	9.000	02/10/17	340,000	355,725
Del Monte Foods Company (S)	7.625	02/15/19	235,000	241,756
JBS Finance II, Ltd. (S)	8.250	01/29/18	360,000	369,900
Reddy Ice Corp. (Z)	11.250	03/15/15	380,000	390,450

Personal Products 0.29%
Hypermarcas SA (S)	6.500	04/20/21	150,000	151,200
Revlon Consumer Products Corp. (Z)	9.750	11/15/15	335,000	364,313

Tobacco 0.74%
Alliance One International, Inc. (Z)	10.000	07/15/16	1,000,000	960,000
Lorillard Tobacco Company (Z)	6.875	05/01/20	295,000	329,379

Energy 7.79%				13,657,679

Energy Equipment & Services 0.16%
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	265,000	278,250

Gas Utilities 0.31%
DCP Midstream LLC (S)(Z)	9.750	03/15/19	405,000	539,312

Oil, Gas & Consumable Fuels 7.32%
Alpha Natural Resources, Inc.	6.250	06/01/21	270,000	279,450
Alpha Natural Resources, Inc.	6.000	06/01/19	125,000	128,906
Arch Coal, Inc. (S)	7.250	06/15/21	270,000	283,500
Arch Coal, Inc. (S)	7.000	06/15/19	160,000	167,600
Chesapeake Energy Corp.	6.125	02/15/21	240,000	250,800
Energy Transfer Partners LP (Z)	9.700	03/15/19	330,000	427,992
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3
month LIBOR + 2.778%) (Z)	7.000	06/01/67	695,000	698,475
Enterprise Products Operating LLC, Series B (7.034% to
1-15-18, then 3 month LIBOR + 2.680%) (Z)	7.034	01/15/68	590,000	621,713
EV Energy Partners LP/EV Energy Finance Corp. (S)	8.000	04/15/19	400,000	413,000
Kerr-McGee Corp. (Z)	6.950	07/01/24	770,000	915,749
Kinder Morgan Energy Partners LP (Z)	7.750	03/15/32	195,000	238,540
Kinder Morgan Finance Company ULC	5.700	01/05/16	615,000	645,750

2

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Energy (continued)

Marathon Petroleum Corp. (S)	6.500	03/01/41	$280,000	$300,143
MarkWest Energy Partners LP/MarkWest Energy Finance
Corp. (Z)	6.500	08/15/21	495,000	516,038
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
(Z)	8.875	03/15/18	395,000	421,169
NuStar Logistics LP (Z)	7.650	04/15/18	845,000	1,027,514
OGX Petroleo e Gas Participacoes SA (S)	8.500	06/01/18	400,000	421,600
Petro-Canada (Z)	9.250	10/15/21	1,000,000	1,380,228
Spectra Energy Capital LLC (Z)	6.200	04/15/18	1,000,000	1,155,559
Thermon Industries, Inc. (Z)	9.500	05/01/17	80,000	86,800
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3
month LIBOR + 2.210%) (Z)	6.350	05/15/67	490,000	502,343
Williams Partners LP/Williams Partners Finance Corp. (Z)	7.250	02/01/17	1,620,000	1,957,248

Financials 32.19%				56,442,210

Capital Markets 3.37%
Credit Suisse AG (3 month LIBOR + 0.690% to 5-15-17, then
3 month LIBOR + 1.690%) (Q)(Z)	0.976	05/15/17	715,000	566,058
Credit Suisse New York (Z)	5.300	08/13/19	415,000	447,649
Credit Suisse New York (Z)	4.375	08/05/20	555,000	551,612
Jefferies Group, Inc.	8.500	07/15/19	165,000	198,435
Jefferies Group, Inc. (Z)	6.875	04/15/21	905,000	994,055
Macquarie Bank, Ltd. (S)	6.625	04/07/21	260,000	268,533
Macquarie Group, Ltd. (S)(Z)	6.000	01/14/20	340,000	343,844
Morgan Stanley (Z)	7.300	05/13/19	485,000	557,855
Morgan Stanley	5.750	01/25/21	140,000	147,437
Morgan Stanley (Z)	5.550	04/27/17	500,000	536,939
Morgan Stanley	5.500	07/28/21	150,000	154,672
The Goldman Sachs Group, Inc. (Z)	6.150	04/01/18	760,000	837,492
The Goldman Sachs Group, Inc.	5.250	07/27/21	300,000	306,356

Commercial Banks 5.49%
Abbey National Treasury Services PLC	4.000	04/27/16	385,000	377,336
Banco de Credito del Peru (S)	4.750	03/16/16	175,000	177,844
Barclays Bank PLC (S)	6.050	12/04/17	295,000	308,688
Barclays Bank PLC (Z)	5.140	10/14/20	1,930,000	1,844,254
BBVA Bancomer SA (S)(Z)	6.500	03/10/21	485,000	501,975
BPCE SA (12.500% to 9-30-19, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	330,000	382,586
First Tennessee Bank NA (Z)	5.050	01/15/15	405,000	427,249
ICICI Bank, Ltd. (S)(Z)	5.750	11/16/20	475,000	483,569
Lloyds TSB Bank PLC (Z)	6.375	01/21/21	440,000	464,186
National City Bank (P)(Z)	0.622	06/07/17	575,000	539,007
Regions Financial Corp. (Z)	7.750	11/10/14	1,000,000	1,066,442
Regions Financial Corp. (P)	0.417	06/26/12	265,000	260,716
Santander Holdings USA, Inc.	4.625	04/19/16	115,000	118,901
Santander Issuances SA (6.500% to 11-15-14, then 3 month
LIBOR + 3.920%) (S)(Z)	6.500	08/11/19	600,000	595,436
The Chuo Mitsui Trust & Banking Company, Ltd. (5.506% to
4-15-15, then 3 month LIBOR + 2.490%) (Q)(S)(Z)	5.506	04/15/15	940,000	949,400
The Royal Bank of Scotland PLC	4.875	03/16/15	330,000	342,669
Wachovia Bank NA (Z)	6.600	01/15/38	325,000	374,611

3

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Wachovia Bank NA (Z)	5.850	02/01/37	$390,000	$407,058

Consumer Finance 2.14%
Capital One Financial Corp. (Z)	6.750	09/15/17	1,000,000	1,179,320
Capital One Financial Corp. (Z)	6.150	09/01/16	730,000	819,981
Discover Bank (Z)	7.000	04/15/20	270,000	304,887
Discover Financial Services (Z)	10.250	07/15/19	585,000	768,713
Nelnet, Inc. (7.400% to 9-29-11, then 3 month LIBOR +
3.375%) (Z)	7.400	09/29/36	715,000	674,688

Diversified Financial Services 9.84%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	1,000,000	950,000
Bank of America Corp. (Z)	6.500	08/01/16	305,000	341,994
Bank of America NA	6.000	10/15/36	390,000	375,847
Bank of America NA	5.300	03/15/17	150,000	155,063
Beaver Valley II Funding (Z)	9.000	06/01/17	384,000	418,022
Bosphorus Financial Services, Ltd. (P)(S)(Z)	2.061	02/15/12	93,750	93,408
Citigroup, Inc. (Z)	6.125	11/21/17	1,935,000	2,171,008
Citigroup, Inc. (Z)	5.850	12/11/34	300,000	303,109
Crown Castle Towers LLC (S)(Z)	4.883	08/15/20	760,000	784,558
General Electric Capital Corp. (Z)	6.000	08/07/19	335,000	378,870
General Electric Capital Corp.	5.875	01/14/38	390,000	400,980
General Electric Capital Corp.	5.300	02/11/21	220,000	234,595
General Electric Capital Corp.	4.375	09/16/20	365,000	370,946
GTP Acquisition Partners I LLC (S)	7.628	06/15/16	325,000	333,125
GTP Acquisition Partners I LLC (S)	4.347	06/15/16	435,000	443,798
GTP Towers Issuer LLC (S)(Z)	8.112	02/15/15	885,000	939,239
Harley-Davidson Funding Corp. (S)(Z)	6.800	06/15/18	300,000	348,070
Harley-Davidson Funding Corp. (S)(Z)	5.750	12/15/14	290,000	319,353
JPMorgan Chase & Company (Z)	6.000	01/15/18	765,000	867,565
JPMorgan Chase & Company (Z)	5.600	07/15/41	575,000	579,336
JPMorgan Chase & Company (Z)	3.700	01/20/15	295,000	308,463
JPMorgan Chase & Company (7.900% to 4-30-18, then 3
month LIBOR + 3.470%) (Q)(Z)	7.900	04/30/18	655,000	702,095
Merrill Lynch & Company, Inc. (Z)	7.750	05/14/38	495,000	540,958
Merrill Lynch & Company, Inc. (Z)	6.875	04/25/18	1,000,000	1,119,347
Nationstar Mortgage/Nationstar Capital Corp. (S)(Z)	10.875	04/01/15	485,000	506,825
Textron Financial Corp. (6.000% to 2-15-17, then 3 month
LIBOR + 1.735%) (S)(Z)	6.000	02/15/67	750,000	641,250
The Bear Stearns Companies LLC (Z)	7.250	02/01/18	1,000,000	1,203,410
Tomkins LLC/Tomkins, Inc. (S)	9.000	10/01/18	135,000	147,488
USB Realty Corp. (6.091% to 1-15-12, then 3 month LIBOR
+ 1.147%) (Q)(S)(Z)	6.091	01/15/12	800,000	681,000
Woodside Finance, Ltd. (S)(Z)	4.500	11/10/14	550,000	594,745

Insurance 5.62%
Aflac, Inc. (Z)	8.500	05/15/19	385,000	486,355
Aflac, Inc. (Z)	6.900	12/17/39	230,000	248,176
AON Corp. (Z)	8.205	01/01/27	345,000	401,181
AXA SA (6.379% to 12-14-36, then 3 month LIBOR +
2.256%) (Q)(S)	6.379	12/14/36	175,000	147,000
Chubb Corp. (6.375% until 4-15-17, then 3 month LIBOR +
2.250%)	6.375	03/29/67	315,000	325,238
CNA Financial Corp. (Z)	7.250	11/15/23	540,000	614,279
CNA Financial Corp. (Z)	6.500	08/15/16	720,000	818,880
CNO Financial Group, Inc. (S)	9.000	01/15/18	375,000	404,063

4

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Financials (continued)

Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then
3 month LIBOR +2.125%) (S)	6.505	02/12/67	$835,000	$705,575
Hartford Financial Services Group, Inc.	6.625	03/30/40	225,000	236,223
Liberty Mutual Group, Inc. (S)(Z)	7.800	03/15/37	705,000	712,050
Lincoln National Corp. (Z)	8.750	07/01/19	535,000	694,530
Lincoln National Corp. (6.050% until 4-20-17, then 3 month
LIBOR + 2.040%) (Z)	6.050	04/20/67	535,000	508,250
MetLife, Inc.	10.750	08/01/39	150,000	213,000
Teachers Insurance & Annuity Association of America (S)(Z)	6.850	12/16/39	605,000	713,940
The Hanover Insurance Group, Inc.	6.375	06/15/21	150,000	154,153
Unum Group (Z)	7.125	09/30/16	395,000	460,596
UnumProvident Finance Company PLC (S)(Z)	6.850	11/15/15	605,000	686,217
W.R. Berkley Corp. (Z)	5.600	05/15/15	365,000	395,014
Willis Group Holdings PLC (Z)	5.750	03/15/21	350,000	364,993
Willis North America, Inc. (Z)	7.000	09/29/19	495,000	560,686

Real Estate Investment Trusts 5.61%
Brandywine Operating Partnership LP (Z)	7.500	05/15/15	345,000	399,844
CommonWealth REIT (Z)	6.650	01/15/18	480,000	544,216
Developers Diversified Realty Corp. (Z)	7.500	04/01/17	625,000	722,122
Dexus Property Group (S)(Z)	7.125	10/15/14	495,000	559,416
Duke Realty LP (Z)	8.250	08/15/19	265,000	327,977
Duke Realty LP (Z)	6.750	03/15/20	590,000	674,490
Goodman Funding Pty, Ltd. (S)(Z)	6.375	04/15/21	645,000	677,111
Health Care REIT, Inc. (Z)	6.200	06/01/16	505,000	572,247
Health Care REIT, Inc. (Z)	6.125	04/15/20	700,000	771,132
Health Care REIT, Inc.	4.950	01/15/21	400,000	407,611
Healthcare Realty Trust, Inc. (Z)	6.500	01/17/17	540,000	613,495
Mack-Cali Realty LP (Z)	7.750	08/15/19	330,000	405,429
MPT Operating Partnership LP/MPT Finance Corp. (S)	6.875	05/01/21	230,000	225,400
Post Apartment Homes LP	4.750	10/15/17	185,000	191,508
Simon Property Group LP (Z)	10.350	04/01/19	345,000	486,395
Ventas Realty LP/Ventas Capital Corp.	4.750	06/01/21	390,000	396,154
Vornado Realty LP (Z)	4.250	04/01/15	755,000	793,686
WEA Finance LLC/WT Finance Australia Pty, Ltd. (S)	6.750	09/02/19	290,000	335,953
Weyerhaeuser Company (Z)	7.375	03/15/32	690,000	740,930

Real Estate Management & Development 0.12%
Realogy Corp. (S)	7.875	02/15/19	215,000	211,775

Health Care 2.39%				4,198,443

Health Care Equipment & Supplies 0.30%
Alere, Inc.	8.625	10/01/18	185,000	190,550
Alere, Inc. (Z)	7.875	02/01/16	335,000	342,538

Health Care Providers & Services 1.06%
BioScrip, Inc.	10.250	10/01/15	285,000	297,825
Community Health Systems, Inc. (Z)	8.875	07/15/15	440,000	454,850
Gentiva Health Services, Inc.	11.500	09/01/18	70,000	72,450
HCA, Inc.	7.500	02/15/22	380,000	385,700
Medco Health Solutions, Inc. (Z)	7.125	03/15/18	545,000	651,939

Pharmaceuticals 1.03%
Catalent Pharma Solutions, Inc., PIK (Z)	9.500	04/15/15	425,756	434,271
Endo Pharmaceuticals Holdings, Inc. (S)	7.250	01/15/22	390,000	409,500
Hospira, Inc. (Z)	6.050	03/30/17	485,000	560,407
Valeant Pharmaceuticals International, Inc. (S)(Z)	6.875	12/01/18	315,000	305,550

5

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Health Care (continued)

Valeant Pharmaceuticals International, Inc. (S)	6.750	10/01/17	$95,000	$92,863

Industrials 6.95%				12,194,563

Aerospace & Defense 0.87%
Bombardier, Inc. (S)	7.750	03/15/20	240,000	270,000
Colt Defense LLC/Colt Finance Corp.	8.750	11/15/17	250,000	218,750
Ducommun, Inc. (S)	9.750	07/15/18	70,000	71,925
Embraer Overseas, Ltd. (Z)	6.375	01/15/20	380,000	416,100
Huntington Ingalls Industries, Inc. (S)	7.125	03/15/21	295,000	304,588
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	230,000	245,525

Airlines 2.61%
America West Airlines 2000-1 Pass Through Trust (Z)	8.057	07/02/20	189,240	196,809
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	196,662	209,209
Continental Airlines 1999-1 Class A Pass Through Trust (Z)	6.545	02/02/19	211,274	222,113
Continental Airlines 2000-2 Class B Pass Through Trust (Z)	8.307	04/02/18	158,596	158,802
Continental Airlines 2007-1 Class A Pass Through Trust (Z)	5.983	04/19/22	535,065	550,474
Delta Air Lines 2007-1 Class A Pass Through Trust (Z)	6.821	08/10/22	631,842	654,778
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	212,235	223,517
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	230,000	230,874
Northwest Airlines 2002-1 Class G-2 Pass Through Trust (Z)	6.264	11/20/21	555,298	557,408
Northwest Airlines 2007-1 Class A Pass Through Trust (Z)	7.027	11/01/19	415,624	423,937
United Air Lines 2009-1 Pass Through Trust	10.400	11/01/16	177,279	199,651
United Air Lines 2009-2A Pass Through Trust (Z)	9.750	01/15/17	404,651	459,278
United Airlines 2007-1 Class C Pass Through Trust (P)	2.647	07/02/14	544,720	499,781

Building Products 0.74%
Masco Corp.	7.125	03/15/20	285,000	293,591
Voto-Votorantim Overseas Trading Operations NV (S)(Z)	6.625	09/25/19	450,000	481,500
Voto-Votorantim, Ltd. (S)(Z)	6.750	04/05/21	490,000	526,750

Commercial Services & Supplies 0.53%
Garda World Security Corp. (S)	9.750	03/15/17	100,000	105,500
International Lease Finance Corp. (S)(Z)	7.125	09/01/18	290,000	308,850
Steelcase, Inc. (Z)	6.375	02/15/21	480,000	512,103

Construction & Engineering 0.18%
Tutor Perini Corp.	7.625	11/01/18	335,000	322,438

Electrical Equipment 0.12%
Coleman Cable, Inc.	9.000	02/15/18	205,000	212,688

Industrial Conglomerates 0.58%
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	100,000	102,750
Odebrecht Finance, Ltd. (S)(Z)	6.000	04/05/23	350,000	355,250
Textron, Inc. (Z)	5.600	12/01/17	505,000	552,329

Machinery 0.18%
Pentair, Inc. (Z)	5.000	05/15/21	300,000	310,589

Marine 0.30%
Navios Maritime Holdings, Inc./Navios Maritime Finance II
U.S., Inc. (S)	8.125	02/15/19	225,000	208,688
Navios South American Logistics, Inc./Navios Logistics
Finance (S)	9.250	04/15/19	315,000	315,788

Road & Rail 0.62%
The Hertz Corp. (S)(Z)	6.750	04/15/19	625,000	625,000

6

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Industrials (continued)

Western Express, Inc. (S)(Z)	12.500	04/15/15	$485,000	$455,900

Trading Companies & Distributors 0.12%
Aircastle, Ltd.	9.750	08/01/18	190,000	210,425

Transportation Infrastructure 0.10%
Asciano Finance, Ltd. (S)(Z)	4.625	09/23/20	185,000	180,905

Information Technology 0.81%				1,415,075

IT Services 0.45%
Brightstar Corp. (S)(Z)	9.500	12/01/16	560,000	599,200
Equinix, Inc.	8.125	03/01/18	165,000	181,500

Software 0.36%
Vangent, Inc. (Z)	9.625	02/15/15	625,000	634,375

Materials 6.90%				12,095,335

Chemicals 1.34%
American Pacific Corp. (Z)	9.000	02/01/15	245,000	241,631
Braskem America Finance Company (S)	7.125	07/22/41	425,000	428,188
Braskem Finance, Ltd. (S)	7.000	05/07/20	515,000	566,500
Fufeng Group, Ltd. (S)	7.625	04/13/16	335,000	315,738
Incitec Pivot Finance LLC (S)(Z)	6.000	12/10/19	345,000	378,213
Sterling Chemicals, Inc. (Z)	10.250	04/01/15	400,000	424,000

Construction Materials 0.27%
Building Materials Corp. of America (S)	6.750	05/01/21	230,000	233,163
Severstal Columbus LLC	10.250	02/15/18	100,000	110,750
Vulcan Materials Company	7.500	06/15/21	130,000	130,448

Containers & Packaging 0.72%
Polymer Group, Inc. (S)	7.750	02/01/19	95,000	98,444
Pretium Packaging LLC/Pretium Finance, Inc. (S)	11.500	04/01/16	165,000	168,300
Temple-Inland, Inc. (Z)	6.625	01/15/18	750,000	841,553
U.S. Corrugated, Inc.	10.000	06/12/13	160,000	158,400

Metals & Mining 3.11%
Alcoa, Inc.	5.400	04/15/21	255,000	265,172
Allegheny Technologies, Inc. (Z)	9.375	06/01/19	280,000	363,847
Allegheny Technologies, Inc.	5.950	01/15/21	140,000	153,809
ArcelorMittal (Z)	9.850	06/01/19	370,000	481,715
ArcelorMittal	6.750	03/01/41	280,000	285,854
Cliffs Natural Resources, Inc. (Z)	6.250	10/01/40	295,000	309,344
Commercial Metals Company (Z)	7.350	08/15/18	310,000	334,675
Gerdau Trade, Inc. (S)	5.750	01/30/21	330,000	336,188
JMC Steel Group (S)	8.250	03/15/18	185,000	191,938
Metinvest BV (S)(Z)	8.750	02/14/18	435,000	450,791
Rain CII Carbon LLC/CII Carbon Corp. (S)(Z)	8.000	12/01/18	555,000	577,200
Suncoke Energy, Inc. (S)	7.625	08/01/19	259,000	265,475
Teck Resources, Ltd. (Z)	10.750	05/15/19	239,000	304,128
Teck Resources, Ltd.	6.250	07/15/41	155,000	166,044
Thompson Creek Metals Company, Inc. (S)	7.375	06/01/18	155,000	153,644
Vale Overseas, Ltd. (Z)	6.875	11/10/39	320,000	369,565
Winsway Coking Coal Holding, Ltd. (S)(Z)	8.500	04/08/16	470,000	441,800

Paper & Forest Products 1.46%
Georgia-Pacific LLC	7.250	06/01/28	165,000	190,897
Georgia-Pacific LLC (S)(Z)	5.400	11/01/20	800,000	846,581

7

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Materials (continued)

International Paper Company (Z)	9.375	05/15/19	$385,000	$509,198
Mercer International, Inc.	9.500	12/01/17	67,000	71,523
Verso Paper Holdings LLC/Verso Paper, Inc. (S)	8.750	02/01/19	100,000	92,750
Westvaco Corp. (Z)	7.950	02/15/31	770,000	837,869

Telecommunication Services 2.40%				4,209,356

Diversified Telecommunication Services 1.89%
Affinion Group Holdings, Inc. (S)	11.625	11/15/15	235,000	235,588
Axtel SAB de CV (S)	9.000	09/22/19	160,000	156,000
BellSouth Telecommunications, Inc. (Z)	6.300	12/15/15	568,815	612,058
CenturyLink, Inc.	7.600	09/15/39	305,000	307,157
CenturyLink, Inc.	6.450	06/15/21	305,000	314,670
Frontier Communications Corp. (Z)	8.500	04/15/20	635,000	696,913
Qwest Corp. (Z)	8.375	05/01/16	330,000	391,050
Telecom Italia Capital SA	7.721	06/04/38	260,000	259,754
Telecom Italia Capital SA	7.200	07/18/36	365,000	345,724

Wireless Telecommunication Services 0.51%
America Movil SAB de CV (Z)	5.000	03/30/20	440,000	476,329
Bakrie Telecom Pte, Ltd. (S)(Z)	11.500	05/07/15	405,000	414,113

Utilities 5.66%				9,933,102

Electric Utilities 3.02%
BVPS II Funding Corp. (Z)	8.890	06/01/17	517,000	593,278
Commonwealth Edison Company (Z)	5.800	03/15/18	525,000	602,491
Exelon Corp. (Z)	4.900	06/15/15	985,000	1,074,625
FPL Energy National Wind LLC (S)(Z)	5.608	03/10/24	254,276	267,478
ITC Holdings Corp. (S)(Z)	5.500	01/15/20	415,000	462,464
Oncor Electric Delivery Company LLC (Z)	5.000	09/30/17	820,000	908,156
PNPP II Funding Corp. (Z)	9.120	05/30/16	273,000	303,101
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month
LIBOR + 2.665%) (Z)	6.700	03/30/67	525,000	517,387
TXU Corp. (Z)	7.460	01/01/15	193,613	188,056
W3A Funding Corp.	8.090	01/02/17	386,792	386,660

Energy Equipment & Services 0.42%
MidAmerican Energy Holdings Company (Z)	8.480	09/15/28	550,000	737,782

Independent Power Producers & Energy Traders 1.18%
Allegheny Energy Supply Company LLC (S)(Z)	5.750	10/15/19	460,000	500,742
Exelon Generation Company LLC	6.250	10/01/39	360,000	386,085
Ipalco Enterprises, Inc. (S)	5.000	05/01/18	440,000	437,159
NRG Energy, Inc. (Z)	8.250	09/01/20	355,000	365,650
NRG Energy, Inc. (S)	7.625	01/15/18	370,000	376,475

Multi-Utilities 0.60%
Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3
month LIBOR + 2.120%) (Z)	6.110	12/01/66	650,000	643,825
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month
LIBOR + 2.113%) (Z)	6.250	05/15/67	410,000	413,280

Water Utilities 0.44%
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250	12/16/20	305,000	315,675
Midwest Generation LLC, Series B (Z)	8.560	01/02/16	440,616	452,733

8

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Convertible Bonds 0.20% (0.14% of Total Investments)				$354,020

(Cost $267,530)

Consumer Discretionary 0.20%				354,020

Media 0.20%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	$248,000	354,020

Municipal Bonds 0.23% (0.16% of Total Investments)				$405,821

(Cost $347,902)

California 0.16%				283,195

State of California	7.600	11/01/40	225,000	283,195

Illinois 0.07%				122,626

State of Illinois	5.100	06/01/33	135,000	122,626

Term Loans (M) 1.28% (0.87% of Total Investments)				$2,236,896

(Cost $2,369,717)

Consumer Discretionary 1.15%				2,017,790

Automobiles 0.28%
Chrysler Group LLC	6.000	05/24/17	500,000	486,563

Hotels, Restaurants & Leisure 0.69%
CCM Merger, Inc.	7.000	03/01/17	192,996	195,167
East Valley Tourist Development Authority	12.000	08/06/12	542,811	439,677
Kalispel Tribal Economic Authority	7.500	02/25/17	600,000	586,500

Media 0.18%
Vertis, Inc.	11.750	12/31/15	342,885	309,883

Financials 0.13%				219,106

Real Estate Investment Trusts 0.13%
iStar Financial, Inc.	7.000	06/30/14	220,000	219,106

Capital Preferred Securities 2.43% (1.65% of Total Investments)				$4,263,228

(Cost $4,224,481)

Financials 2.43%				4,263,228

Capital Markets 0.73%
State Street Capital Trust III (P)(Q)(Z)	5.237	09/19/11	520,000	519,828
State Street Capital Trust IV (P)(Z)	1.247	06/15/37	935,000	768,113

Commercial Banks 1.37%
Fifth Third Capital Trust IV (6.500% to 4-15-17 then 3 month
LIBOR + 1.368%) (Z)	6.500	04/15/37	825,000	802,313
PNC Financial Services Group, Inc. (Q)	6.750	08/01/21	215,000	213,656
PNC Preferred Funding Trust III (8.700% to 3-15-13, then 3
month LIBOR + 5.226%) (Q)(S)(Z)	8.700	03/15/13	835,000	874,394
Sovereign Capital Trust VI (Z)	7.908	06/13/36	480,000	502,524

Insurance 0.33%
MetLife Capital Trust X (9.250% to 4-8-38 then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	175,000	217,000
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month
LIBOR + 2.000%) (S)	6.450	12/15/65	360,000	365,400

9

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

U.S. Government & Agency Obligations 40.64%
(27.64% of Total Investments)				$71,254,883

(Cost $70,345,638)

U.S. Government 5.47%				9,582,267

U.S. Treasury Bonds
Bond (Z)	4.750	02/15/41	$1,710,000	1,890,618
U.S. Treasury Notes
Note (Z)	3.125	05/15/21	5,935,000	6,100,052
Note (Z)	2.125	02/29/16	1,095,000	1,141,793
U.S. Treasury Strips, PO	2.907*	11/15/30	1,020,000	449,804

U.S. Government Agency 35.17%				61,672,616

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06/01/37	50,112	55,764
30 Yr Pass Thru Ctf	6.500	10/01/37	105,062	116,910
30 Yr Pass Thru Ctf	6.500	11/01/37	213,513	237,592
30 Yr Pass Thru Ctf	6.500	12/01/37	97,956	109,003
30 Yr Pass Thru Ctf (Z)	6.500	04/01/39	2,465,088	2,743,086
30 Yr Pass Thru Ctf (Z)	5.000	03/01/41	6,107,289	6,529,687
30 Yr Pass Thru Ctf (Z)	4.000	09/01/40	5,875,920	5,975,332
Federal National Mortgage Association
15 Yr Pass Thru Ctf (Z)	4.000	06/01/24	3,976,731	4,180,394
30 Yr Pass Thru Ctf (Z)	6.500	07/01/36	803,938	895,921
30 Yr Pass Thru Ctf (Z)	6.500	01/01/39	3,917,278	4,361,800
30 Yr Pass Thru Ctf (Z)	6.500	03/01/39	234,522	260,841
30 Yr Pass Thru Ctf	6.500	06/01/39	322,154	359,013
30 Yr Pass Thru Ctf	5.500	02/01/36	1,873,377	2,042,483
30 Yr Pass Thru Ctf (Z)	5.500	12/01/36	5,530,654	6,012,617
30 Yr Pass Thru Ctf	5.500	06/01/37	992,920	1,077,275
30 Yr Pass Thru Ctf (Z)	5.500	06/01/38	1,912,812	2,074,720
30 Yr Pass Thru Ctf (Z)	5.500	10/01/39	4,328,576	4,696,315
30 Yr Pass Thru Ctf	5.500	08/01/40	426,608	462,052
30 Yr Pass Thru Ctf	5.000	02/01/41	3,211,047	3,435,390
30 Yr Pass Thru Ctf	5.000	04/01/41	992,666	1,070,706
30 Yr Pass Thru Ctf (Z)	4.500	10/01/40	3,458,472	3,621,878
30 Yr Pass Thru Ctf (Z)	4.000	08/01/40	6,952,532	7,076,200
30 Yr Pass Thru Ctf (Z)	4.000	10/01/40	3,482,324	3,543,922
Government National Mortgage Association
30 Yr Pass Thru Ctf	5.500	11/15/38	663,482	733,715

Foreign Government Obligations 0.22% (0.15% of Total Investments)				$386,121

(Cost $368,311)

South Korea 0.22%				386,121

Korea Development Bank	4.000	09/09/16	370,000	386,121

10

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Collateralized Mortgage Obligations 13.43%
(9.13% of Total Investments)				$23,550,602

(Cost $25,296,265)

Commercial & Residential 10.65%				18,676,886

American Home Mortgage Assets
Series 2006-6, Class XP IO	2.321	12/25/46	$8,634,638	537,588
American Tower Trust
Series 2007-1A, Class D (S)	5.957	04/15/37	865,000	925,507
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class AM (P)	5.766	05/10/45	595,000	605,805
Series 2006-4, Class AM	5.675	07/10/46	590,000	587,092
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (P)	3.564	03/25/35	780,363	96,073
Bear Stearns Alt-A Trust
Series 2004-12 1A1 (P)	0.537	01/25/35	758,936	668,214
Series 2005-3, Class B2 (P)	2.541	04/25/35	537,461	20,047
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12/11/38	655,000	355,407
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.220	07/15/44	295,000	267,978
Countrywide Alternative Loan Trust
Series 2006-OA12, Class X IO	2.656	09/20/46	13,769,383	922,790
First Horizon Alternative Mortgage Securities
Series 2004-AA5, Class B1 (P)	2.353	12/25/34	407,697	51,387
GMAC Mortgage Loan Trust
Series 2004-AR2, Class 3A (P)	3.266	08/19/34	902,424	818,335
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.881	07/10/38	595,000	610,809
GSR Mortgage Loan Trust
Series 2006-4F, Class 6A1	6.500	05/25/36	2,728,366	2,096,629
Series 2004-9, Class B1 (P)	3.107	08/25/34	795,319	305,972
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.169	01/19/35	4,710,517	346,185
Series 2005-11, Class X IO	2.282	08/19/45	3,099,314	143,633
Series 2005-2, Class X IO	2.369	05/19/35	13,132,625	724,300
Series 2005-8, Class 1X IO	2.375	09/19/35	5,262,255	265,904
Series 2007-3, Class ES IO	0.350	05/19/47	12,676,634	83,665
Series 2007-4, Class ES IO	0.350	07/19/47	15,917,189	87,226
Series 2007-6, Class ES IO	0.342	08/19/37	10,685,963	68,818
IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01/25/35	313,522	29,241
Series 2005-AR18, Class 1X IO	2.147	10/25/36	10,663,832	535,004
Series 2005-AR18, Class 2X IO	1.836	10/25/36	9,981,634	495,488
Series 2005-AR5, Class B1 (P)	2.627	05/25/35	316,002	4,727
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	5.880	04/15/45	535,000	547,837
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AM	5.455	02/15/40	850,000	840,132
MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	4.289	10/25/36	731,724	665,761
Series 2007-3, Class M1 (P)	5.385	09/25/37	290,743	183,148
Series 2007-3, Class M2 (P)	5.385	09/25/37	107,299	62,569
Series 2007-3, Class M3 (P)	5.385	09/25/37	72,687	31,635
Morgan Stanley Capital I
Series 2008-HQ8, Class AM (P)	5.466	03/12/44	1,020,000	1,048,757

11

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Commercial & Residential (continued)

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.670	05/25/35	$390,936	$65,286
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.754	03/25/44	837,693	746,116
WaMu Mortgage Pass Through Certificates
Series 2004-AR13, Class X IO	1.535	11/25/34	12,485,791	631,274
Series 2005-AR1, Class X IO	1.624	01/25/45	18,463,812	870,632
Series 2005-AR12, Class 1A2 (P)	2.718	10/25/35	254,127	244,145
Series 2005-AR4, Class B1 (P)	2.580	04/25/35	1,451,983	321,677
Series 2005-AR8, Class X IO	1.755	07/25/45	15,365,631	764,093

U.S. Government Agency 2.78%				4,873,716

Federal Home Loan Mortgage Corp.
Series 3747, Class HI IO	4.500	07/15/37	6,655,944	1,043,064
Series 3794, Class PI IO	4.500	02/15/38	1,145,924	182,527
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	960,234	111,250
Series 2010-68, Class CI IO	5.000	11/25/38	1,483,997	257,760
Series 398, Class C3 IO	4.500	05/25/39	1,528,636	313,154
Series 401, Class C2 IO	4.500	06/25/39	959,881	190,468
Series 402, Class 3 IO	4.000	11/25/39	1,165,573	270,728
Series 402, Class 4 IO	4.000	10/25/39	2,034,637	415,677
Series 402, Class 7 IO	4.500	11/25/39	1,791,395	395,338
Series 402, Class 8 IO	4.500	11/25/39	2,130,148	467,702
Series 407, Class 15 IO	5.000	01/25/40	1,553,101	350,114
Series 407, Class 16 IO	5.000	01/25/40	402,817	100,986
Series 407, Class 17 IO	5.000	01/25/40	328,260	82,951
Series 407, Class 21 IO	5.000	01/25/39	1,434,694	251,896
Series 407, Class 7 IO	5.000	03/25/41	507,287	109,638
Series 407, Class 8 IO	5.000	03/25/41	484,367	121,625
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	1,683,959	208,838

Asset Backed Securities 4.43% (3.01% of Total Investments)				$7,768,990

(Cost $7,944,739)

Asset Backed Securities 4.43%				7,768,990

Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P)(S)	0.427	07/25/36	631,252	526,927
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.637	05/25/35	435,000	394,142
Citigroup Mortgage Loan Trust
Series 2006-WFH3, Class A3 (P)	0.337	10/25/36	746,516	693,547
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A-5	8.100	08/15/25	37,324	36,974
FUEL Trust (S)
Series 2011-1	4.207	04/15/16	150,000	152,598
Leaf Capital Funding SPE A LLC
Series 2010-A, Class B (P)(S)	5.187	12/15/20	165,000	165,000
Series 2010-A, Class C (P)(S)	7.187	12/15/20	333,088	333,088
Series 2010-A, Class D (P)(S)	10.187	12/15/20	240,000	240,000
Series 2010-A, Class E1 (P)(S)	14.687	12/15/20	292,526	292,526
Leaf II Receivables Funding LLC
Series 2011-1, Class A (S)	1.700	12/20/18	444,807	434,933

12

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Maturity	Par value
	Rate (%)	date		Value

Asset Backed Securities (continued)

Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.887	08/25/37	$633,529	$563,219
Merrill Lynch Mortgage Investors, Inc.
Series 2005-HE2, Class A2C (P)	0.557	09/25/36	670,000	586,778
Series 2005-WMC1, Class M1 (P)	0.687	09/25/35	348,750	322,010
New Century Home Equity Loan Trust
Series 2005-3, Class M1 (P)	0.667	07/25/35	305,000	264,006
Novastar Home Equity Loan
Series 2004-4, Class M3 (P)	1.267	03/25/35	645,000	586,476
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.817	02/25/35	915,000	740,116
Residential Asset Securities Corp.
Series 2005-KS4, Class M1 (P)	0.597	05/25/35	885,403	811,268
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	616,900	625,382

			Shares	Value

Common Stocks 2.55% (1.73% of Total Investments)				$4,470,883

(Cost $4,532,738)

Consumer Discretionary 0.03%				61,440

Hotels, Restaurants & Leisure 0.03%
Greektown Superholdings, Inc. (I)			768	61,440

Consumer Staples 0.41%				711,700

Tobacco 0.41%
Philip Morris International, Inc. (Z)			10,000	711,700

Energy 0.34%				588,480

Oil, Gas & Consumable Fuels 0.34%
Royal Dutch Shell PLC, ADR (Z)			8,000	588,480

Health Care 0.68%				1,186,136

Pharmaceuticals 0.68%
Eli Lilly & Company			17,000	651,100
Johnson & Johnson (Z)			8,258	535,036

Information Technology 0.33%				580,580

Semiconductors & Semiconductor Equipment 0.33%
Intel Corp. (Z)			26,000	580,580

Materials 0.43%				762,227

Containers & Packaging 0.43%
Rock-Tenn Company, Class A (Z)			12,402	762,227

Telecommunication Services 0.33%				580,320

Diversified Telecommunication Services 0.33%
Telefonica SA, ADR			26,000	580,320

13

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

	Shares	Value

Preferred Securities 3.32% (2.26% of Total Investments)		$5,831,016

(Cost $5,960,344)

Consumer Discretionary 0.68%		1,199,280

Hotels, Restaurants & Leisure 0.68%
Greektown Superholdings, Inc., Series A (I)	14,991	1,199,280

Consumer Staples 0.65%		1,146,093

Food & Staples Retailing 0.65%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	12,500	1,146,093

Energy 0.18%		305,963

Oil, Gas & Consumable Fuels 0.18%
Apache Corp., Series D, 6.000%	4,697	305,963

Financials 1.81%		3,179,680

Consumer Finance 0.16%
Ally Financial, Inc., 7.300%	11,815	276,471

Diversified Financial Services 0.30%
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	3,900	105,573
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR +
5.785%)	16,350	418,886

Real Estate Investment Trusts 1.35%
Apartment Investment & Management Company, Series T, 8.000%
(Z)	55,000	1,384,350
Public Storage, Inc., Depositary Shares, Series W, 6.500% (Z)	40,000	994,400

Total investments (Cost $250,398,830)† 147.04%		$257,840,696

Other assets and liabilities, net (47.04%)		($82,491,144)

Total net assets 100.00%		$175,349,552

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

IO Interest Only Security - Interest Tranche of Stripped Mortgage Pool

PO Principal-Only Security - Principal Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $49,072,042 or 27.99% of the Fund's net assets as of 7-31-11.

14

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

(Z) All or a portion of this security is pledged as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-11 was $193,289,962.

* Yield represents the annualized yield at the date of purchase.

† At 7-31-11, the aggregate cost of investment securities for federal income tax purposes was $250,924,759. Net unrealized appreciation aggregated $6,915,937, of which $14,812,447 related to appreciated investment securities and $7,896,510 related to depreciated investment securities.

The Fund had the following country concentration as a percentage of investments on 07-31-11.

United States	90%
United Kingdom	1%
Brazil	1%
Canada	1%
Cayman Islands	1%
Netherland	1%
Australia	1%
Luxembourg	1%
Switzerland	1%
South Korea	1%
Other Countries	1%

15

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2011, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	07-31-11	Price	Inputs	Inputs

Corporate Bonds	$137,318,236	—	$136,436,832	$881,404
Convertible Bonds	354,020	—	354,020	—
Municipal Bonds	405,821	—	405,821	—
Term Loans	2,236,896	—	2,236,896	—
Capital Preferred Securities	4,263,228	—	4,263,228	—
U.S. Government & Agency
Obligations	71,254,883	—	71,254,883	—
Foreign Government
Obligations	386,121	—	386,121	—
Collateralized Mortgage
Obligations	23,550,602	—	23,161,375	389,227
Asset Backed Securities	7,768,990	—	6,738,376	1,030,614
Common Stocks	4,470,883	$4,409,443	61,440	—
Preferred Securities	5,831,016	3,485,643	2,345,373	—
Total Investments in Securities	$257,840,696	$7,895,086	$247,644,365	$2,301,245
Other Financial Instruments:
Futures	($112,092)	($112,092)	—	—

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. During the period ended July 31, 2011, there were no significant transfers in or out of Level 1 or Level 2 assets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

16

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

		Collateralized
	Asset-Backed	Mortgage	Corporate	Common	Preferred
	Securities	Obligations	Bonds	Stocks	Securities	Total
Balance as of 10-31-10	-	$1,269,712	$318,165	$84,924	$1,657,686	$3,330,487
Realized gain (loss)	-	(320,128)	406	-	-	(319,722)
Change in unrealized appreciation
(depreciation)	-	333,754	(32,628)	-	-	301,126
Purchases	$1,030,614	300,333	613,263	-	-	1,944,210
Sales	-	(21,909)	(17,802)	-	-	(39,711)
Transfers Into Level 3	-	-	-	-	-	-
Transfers out of Level 3		(1,172,535)	-	(84,924)	(1,657,686)	(2,915,145)
Balance as of 7-31-11	$1,030,614	$389,227	$881,404	-	-	$2,301,245
Change in unrealized at period end*	-	$13,626	($32,628)	-	-	($19,002)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Term loans (Floating rate loans). The Fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A Fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A Fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the Fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadviser’s credit analysis of the borrower and/or term loan agents. A Fund may have limited rights to enforce the terms of an underlying loan.

Stripped securities. Stripped mortgage backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional

17

John Hancock Income Securities Trust
As of 7-31-11 (Unaudited)

credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

During the period ended July 31, 2011, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at July 31, 2011. During the period ended July 31, 2011, the Fund held futures contracts with absolute notional values ranging from $7.2 million to $12.5 million, as measured at each quarter end.

					UNREALIZED
	NUMBER OF		EXPIRATION	NOTIONAL	APPRECIATION
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year Bond
Futures	10	Long	Sept 2011	$1,281,250	$41,378
U.S. Treasury Ultra Long Bond
Futures	11	Long	Sept 2011	1,451,313	36,990
U.S. Treasury 10-Year Note
Futures	52	Short	Sept 2011	(6,535,750)	(108,751)
U.S. Treasury 5-Year Note
Futures	27	Short	Sept 2011	(3,279,023)	(81,709)
Total					($112,092)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at July 31, 2011 by risk category:

		ASSET	LIABILITY
		DERIVATIVES FAIR	DERIVATIVES FAIR
RISK	FINANCIAL INSTRUMENTS LOCATION	VALUE	VALUE

Interest rate contracts	Futures	$78,368	($190,460)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

18

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q3 7/11
9/11

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 20, 2011

By: /s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: September 20, 2011